UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00879
                                                    ------------

                              Trainer Wortham Funds
                          -----------------------------

               (Exact name of registrant as specified in charter)

                           1230 Avenue of the Americas
                               New York, NY 10020
                          -----------------------------
               (Address of principal executive offices) (Zip code)

                               Patrick W.D. Turley
                                   Dechert LLP
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-759-7755
                                                           ---------------

                     Date of fiscal year end: June 30, 2004
                                             ---------------

                     Date of reporting period: June 30, 2004
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              ---------------------

                              TRAINER WORTHAM FUNDS

                              ---------------------

                                  ANNUAL REPORT
                                  JUNE 30, 2004

                                FIRST MUTUAL FUND

                             TOTAL RETURN BOND FUND

                                  FROLEY, REVY
                           CONVERTIBLE SECURITIES FUND

TRAINER WORTHAM FUNDS
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Trainer Wortham is pleased to present the Consolidated Annual Report for the Trainer Wortham Family of Funds.

For the first six months of the fiscal year financial markets were much more favorable than the prior six months. Investors are now challenged by a rise in interest rates, high oil prices, questions concerning the economic recovery and the potential impact of a change in leadership in Washington, DC.

We believe in the economic recovery and the subsequent increase in corporate profits. In the past, both have been able to overcome changes in interest rates, changes in politics and international turmoil. As an investor, it is vitally important to diversify assets according to one's risk tolerance and financial goals. To this end we are able to offer three different investment disciplines: core growth with the First Mutual Fund, yield income with the Total Return Bond Fund and convertible securities with the Froley Revy Convertible Bond Fund.

We at Trainer Wortham and Froley Revy thank you for your continued support and we look forward to more favorable times ahead.

Respectfully,


/s/ David P. Como

David P. Como
Chairman and Chief Investment Officer
Trainer Wortham Funds

June 30, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Commentary
    First Mutual Fund ....................................................     2
Fund Commentary
    Total Return Bond Fund ...............................................     4
Fund Commentary
    Froley, Revy Convertible Securities Fund .............................     6
Schedules of Investments:
    First Mutual Fund ....................................................     8
    Total Return Bond Fund ...............................................    10
    Froley, Revy Convertible Securities Fund .............................    12
Statements of Assets and Liabilities .....................................    17
Statements of Operations .................................................    18
Statements of Changes in Net Assets ......................................    19
Financial Highlights:
    First Mutual Fund ....................................................    21
    Total Return Bond Fund ...............................................    22
    Froley, Revy Convertible Securities Fund .............................    23
Notes to Financial Statements ............................................    24
Report of Independent Registered
    Public Accounting Firm ...............................................    29
Fund Management ..........................................................    30

--------------------------------------------------------------------------------

A description of the Funds' proxy voting policies and procedures, as well as information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 are available
(i) without charge, upon request, by calling (800) 893-8637; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

TRAINER WORTHAM FIRST MUTUAL FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

We have now, for the year 2004, entered the eighth month of consolidation in the equity markets. The new challenges are: the global threat of terrorism, the daily events of the Iraq War, the potential change of leadership in Washington, and most important for the financial markets, an impending sea change in interest rates which are at forty-five year lows. Investors perceive that the combination of such an interest rate rise and increase in inflation will slow economic growth, lower corporate profits and thereby warrant lower stock prices.

Our view is quite the opposite. The economy is continuing to recover but is passing the inflection point where cyclical earnings are peaking and growth earnings are accelerating. We feel rates will rise but at a more measured pace. This is based on a historical view -- 200 years of history demonstrates that it takes five to seven years for rates to bottom and to begin advancing after a long period of decline.

Inflation is tame, even with a rise in energy prices. We believe that technological advancement will improve productivity and keep inflation in check. Our work projects an increased supply of energy products over the next 18 months, which would lower the price of crude oil back to a $27-30 per barrel price range. Taxes are at fifty-year lows. Consumers and corporations are very liquid. We see increased dividends as well as large share buybacks over the next 12 months creating shareholder value (i.e. the July 21st announcement by Microsoft).

Typically the summer months are evidenced by market doldrums with the strongest period the approaching fourth quarter. We see this current period as a buying opportunity. Thank you again for your continued confidence in Trainer Wortham.

Respectfully,


/s/ David P. Como

David P. Como
Managing Director
Trainer Wortham & Company, Inc.

June 30, 2004


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR EXPENSES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM FIRST MUTUAL FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham First Mutual Fund with the performance of the Standard & Poor's 500 Index. The values are as of June 30, for each of the last ten years. The values and returns for the Trainer Wortham First Mutual Fund and the Standard & Poor's 500 Index include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                First Mutual Fund         S&P 500 Index

                  1994                  10000                  10000
                  1995                  12504                  12262
                  1996                  18646                  15095
                  1997                  20076                  19923
                  1998                  25175                  25521
                  1999                  36134                  30898
                  2000                  45710                  32741
                  2001                  31192                  27560
                  2002                  24732                  22280
                  2003                  22707                  21935
                  2004                  26399                  25679

TRAINER WORTHAM TOTAL RETURN BOND FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholders:

Interest rates rose across the yield curve in the second quarter resulting in one of the worst quarters for the bond market since 1980. Long-term bonds fell more than seven points, shorter maturities less. Signs of economic strength are everywhere and the nascent recovery has recently grown more robust as solid improvements in the employment and manufacturing sectors have driven almost all economic indicators to higher levels. Most agree in hindsight that rates had gotten to unsustainably low levels and, on June 30, 2004, the Federal Reserve raised short term rates 25 basis points to 1.25%. Most expect that this is the first of many such moves and one could even argue that at current levels, a series of subsequent tightenings have been priced into the market.

The duration in the Total Return Bond Fund has been shorter than our peer group this year in anticipation of this move up in rates. Fortunately, this has also enabled us to outperform most of the popular indices by a wide margin. One sector that has been quite effective in this environment has been short average life CMO's. These bonds are currently paying back principal that can be reinvested at higher rates which is a very effective total return mechanism. Furthermore, our underweighting in corporate bonds, whose yield spread to Treasuries got too tight earlier in the year, also helped during the quarter.

The Federal Reserve has stated that further rate increases would depend upon economic conditions going forward, however, short rates at 1.25% are clearly still stimulative. The last time the Fed raised rates (1994), they increased the federal funds rate a total of 300 basis points (from 3% to 6%) on seven separate occasions. Obviously, we are starting from a lower base this time around, but the magnitude might not be too different. Thus, we want to continue to be positioned with short durations and favor structures which amortize and pay back principal that can be reinvested in the higher rate environment. Corporate bonds offer little in the way of incremental yield and event risk remains high. Therefore the corporate bonds we own are of the highest quality and we would certainly not add to that sector of the portfolio.

The Federal Reserve has been very careful to lay out this strategy for the markets to digest. The risks obviously involve another major terrorist attack on American soil which would drive rates lower in a "flight to quality," or a rapid drop in inflation caused perhaps by declining oil prices. Neither one of these scenarios we view (or hope) is likely.

Sincerely,


/S/ John D. Knox

John D. Knox
President and CEO
Trainer Wortham & Company, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham Total Return Bond Fund with the performance of the Lehman Aggregate Index. The values and returns for the Trainer Wortham Total Return Bond Fund include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Total Return Bond Fund   Lehman Aggregate Index

               10/1/1996                   10000                      10000
               6/30/1997                   10490                      10618
               6/30/1998                   11312                      11738
               6/30/1999                   11628                      12107
               6/30/2000                   12013                      12359
               6/30/2001                   13207                      13747
               6/30/2002                   13970                      15244
               6/30/2003                   15248                      15843
               6/30/2004                   15160                      15895

FROLEY, REVY CONVERTIBLE SECURITIES FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

As always, we appreciate your interest and continued investment in our fund. During the past years, the financial markets have been "interesting." There is an old Chinese proverb, a curse really, that says, "May you live in interesting times." We have certainly felt that as equity markets went straight through the roof in the late 90's only to suffer a massive correction after the turn of the century. Now three and a half years after the market peaked, a full recovery for equity valuations, and portfolios, has still not occurred, and as yet does not seem to be on the horizon.

Instead we remain mired in an economic and political conundrum of how to stimulate growth, increase confidence and avoid high inflation after an extended period of easy money. Since January of 2001, with the first of 13 Fed easings, the traditional tools used by Fed policy makers of lowering rates and increasing money flow to stimulate economic activity were slow to have an impact and when it did, its impact seemed to be felt most in the consumer sector, through the refinancing of mortgages and the draw down of home equity. The corporate sector has been slow responding to the fiscal stimulus in increasing capital spending. Many corporations have taken the opportunity to refinance their debt and strengthen their balance sheets. As such, many companies are in much sturdier financial shape to now go forward with investments in their businesses that should foster further growth in the economy.

The risks to the overall health of the economy are high oil prices, underfunded pension liabilities, spiraling health care costs, and high commodity prices. As companies have gotten their feet back under them and the GDP has shown strong growth over the last five quarters, the risks are towards decreasing profitability. Productivity, due to a lengthy period of limited job creation, has risen to breaking point levels, where hiring should be necessary. Adding to employment levels is a very good thing for the health of the economy, but the costs associated with new workers will have a negative impact on profitability growth.

So, where do these "interesting times" lead? To higher interest rates, as the Fed worries about inflation; to mixed stock market returns, as new items drive both fear and greed; possibly to a new U.S. president, as the domestic economy struggles and as the peace in Iraq is difficult to implement; to a time of uncertainty, certainly!

For investing, what should be done and how should the possibilities be evaluated? One must carefully watch and seek real returns, those greater than the inflationary pressure eating away at the value of your dollars. But how to do so in the current low return environment without increasing risk to uncomfortably high levels? One of the benefits of investing in convertible securities is the ever changing, chameleon like nature of this asset class. As interest rates move higher, coupons on new convertible issues move commensurately higher, affording one the opportunity to get paid to wait for the equity markets to improve once certainty returns. That certainty will come back into play once the elections are concluded in November, and whichever candidate is set to become president, their policies will be known and one can adapt his investment strategy.

Until that time the equity markets are likely to drift and visibility will remain foggy, but we will stay invested, getting paid to wait, and glad of the downside protection afforded by convertibles.

Sincerely,


/s/ Andrea Revy O'Connell

Andrea Revy O'Connell
President and Chief Investment Officer
Froley, Revy Investment Co., Inc.


/s/ George A. Froley, III

George A. Froley, III
Chairman
Froley, Revy Investment Co., Inc.

August 6, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR EXPENSES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE. TRAINER WORTHAM & COMPANY, INC. IS THE SUBADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the value of a $10,000 investment in the Class A Shares of the Froley, Revy Convertible Securities Fund (after reduction for the maximum sales load) with the performance of the CreditSuisse First Boston Convertible Securities Index, which is the Fund's primary benchmark index. The values and returns for the Froley, Revy Convertible Securities Fund include reinvested dividends, and the impact of the maximum sales charge placed on purchases. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]

                           Convertible Securities Fund   CS First Boston

               8/28/2000                9597                 10000
               6/30/2001                9033                  8564
               6/30/2002                8353                  7499
               6/30/2003                8824                  8658
               6/30/2004                9855                  9912

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                           -----------
              COMMON STOCK - 88.24%
              CONSUMER DISCRETIONARY - 12.91%
    19,000    Amazon.com, Inc.* ...................................  $ 1,033,600
    21,500    Bed Bath & Beyond, Inc.* ............................      826,675
     9,000    eBay, Inc.* .........................................      827,550
    20,000    Tiffany & Co. .......................................      737,000
                                                                     -----------
                                                                       3,424,825
                                                                     -----------
              FINANCIAL - 14.00%
    30,000    Allied Capital Corp. ................................      732,600
    30,000    Fair Isaac Corp. ....................................    1,001,400
    25,500    Paychex, Inc. .......................................      863,940
    19,500    Wells Fargo & Co. ...................................    1,115,985
                                                                     -----------
                                                                       3,713,925
                                                                     -----------
              HEALTHCARE - 19.99%
    10,200    Amgen, Inc.* ........................................      556,614
    20,825    Johnson & Johnson ...................................    1,159,952
    22,500    Medtronic, Inc. .....................................    1,096,200
    36,000    Pfizer, Inc. ........................................    1,234,080
    28,900    Techne Corp.* .......................................    1,255,705
                                                                     -----------
                                                                       5,302,551
                                                                     -----------
              INDUSTRIALS - 6.57%
    27,100    General Electric Co. ................................      878,040
    11,500    United Parcel Service, Inc., Class B ................      864,455
                                                                     -----------
                                                                       1,742,495
                                                                     -----------
              INFORMATION TECHNOLOGY - 14.47%
    21,500    Electronic Arts, Inc.* ..............................    1,172,825
     8,500    Lexmark International, Inc.* ........................      820,505
     8,100    QUALCOMM, Inc. ......................................      591,138
    63,000    VeriSign, Inc.* .....................................    1,253,700
                                                                     -----------
                                                                       3,838,168
                                                                     -----------
              MANUFACTURING - 2.91%
    20,000    International Game Technology .......................      772,000
                                                                     -----------
              MEDIA / BROADCASTING - 4.65%
    34,500    Viacom, Inc., Class B ...............................    1,232,340
                                                                     -----------
              MULTI MEDIA - 3.39%
    33,000    Xm Satellite Radio Holdings* ........................      900,570
                                                                     -----------
              PROPERTY - CASUALTY INSURANCE - 2.15%
    13,500    Ace Ltd* ............................................      570,780
                                                                     -----------
              SEMICONDUCTOR EQUIPMENT - 7.20%
    40,000    Altera Corp.* .......................................      888,800
    52,000    Applied Materials, Inc.* ............................    1,020,240
                                                                     -----------
                                                                       1,909,040
                                                                     -----------
                 TOTAL COMMON STOCK (COST $20,343,635) ............   23,406,694
                                                                     -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                          -----------
              SHORT TERM INVESTMENTS - 12.50%
 3,315,201    PNC Bank Money Market Fiduciary, 0.73% ............   $ 3,315,201
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS (COST $3,315,201) .     3,315,201
                                                                    -----------
                 TOTAL INVESTMENTS (COST $23,658,836**) - 100.74%    26,721,895

                 LIABILITIES LESS OTHER ASSETS - (0.74%) ........      (195,722)
                                                                    -----------
                 NET ASSETS - 100.00% ...........................   $26,526,173
                                                                    ===========
-------------------------------------
      *   Non-income producing security

     ** Cost for Federal income tax purposes is $23,658,836 and net unrealized appreciation consists of:

                 Gross unrealized appreciation...................   $ 3,672,423
                 Gross unrealized depreciation...................      (609,364)
                                                                    -----------
                   Net unrealized appreciation...................   $ 3,063,059
                                                                    ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            MARKET
  AMOUNT                                                                               VALUE
-----------                                                                         -----------
             FIXED INCOME SECURITIES - 96.79%
             U.S. GOVERNMENT TREASURY OBLIGATIONS - 7.85%
             U.S. TREASURY NOTES - 7.85%
$   750,000    3.500%, 11/15/06 ................................................    $   759,932
    750,000    5.500%, 02/15/08 ................................................        803,350
    500,000    4.250%, 08/15/13 ................................................        488,242
                                                                                    -----------
                 TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (COST $2,017,914) ..      2,051,524
                                                                                    -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.26%
             FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS - 21.68%
    500,000    4.500%, 07/23/07 ................................................        500,738
    500,000    3.650%, 10/15/07, Series MTN ....................................        499,294
    500,000    3.250%, 02/25/08 ................................................        490,182
     44,502    6.500%, 10/01/11, Gold Pool #E65534 .............................         47,132
    282,477    4.000%, 02/15/17, Series #2581 HX ...............................        279,883
      3,517    7.500%, 07/01/17, Pool #141248 ..................................          3,803
    749,809    4.000%, 11/15/17, Series #2601 GA ...............................        732,978
    590,977    4.000%, 02/15/18, Series #2645 BC ...............................        573,997
    500,000    4.500%, 04/15/20, Series #2676 JU ...............................        484,373
     52,036   10.500%, 12/01/20, Gold Pool #A01632 .............................         58,493
  1,000,000    4.000%, 03/15/26, Series #2589 GH ...............................        965,665
     13,359    7.000%, 07/01/26, Gold Pool #D72664 .............................         14,171
      9,859    7.000%, 10/01/26, Gold Pool #C80442 .............................         10,458
    153,283    6.000%, 07/01/28, Gold Pool #G00943 .............................        157,374
    225,324    3.870%, 12/15/28, Series #2527 LT ...............................        226,304
    250,615    5.000%, 02/15/31, Series #2517 BK ...............................        253,138
    383,260    3.250%, 04/15/32, Series #2647 A ................................        367,454
                                                                                    -----------
                                                                                      5,665,437
                                                                                    -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.06%
    500,000    3.500%, 03/25/11, Series #2004-1 HA .............................        503,419
     58,692    6.000%, 05/01/13, Pool #421151 ..................................         61,369
     11,063   11.000%, 11/01/13, Pool #523853 ..................................         12,335
     93,241    5.500%, 01/01/14, Pool #479939 ..................................         96,008
    106,227    6.000%, 04/01/14, Pool #483994 ..................................        110,960
     60,221    6.500%, 02/01/16, Pool #572134 ..................................         63,675
    504,956    5.500%, 11/01/16, Pool #614506 ..................................        518,392
        374    7.500%, 04/01/17, Pool #41474 ...................................            403
    166,272    5.000%, 05/25/18, Series #2003-36 NM ............................        160,788
    750,000    5.000%, 07/25/20, Series #2003-120 DB ...........................        752,122
     91,185    9.500%, 12/15/20, Pool #100285 ..................................        104,673
  1,000,000    5.500%, 03/25/26, Series #2002-85 PB ............................      1,036,641
     44,652    6.500%, 03/01/28, Pool #251568 ..................................         46,630
    124,985    6.500%, 04/01/29, Pool #252342 ..................................        130,460
     94,659    7.000%, 03/01/30, Pool #533853 ..................................        100,211
      4,666    7.500%, 06/01/30, Pool #538687 ..................................          5,003
    725,000    6.000%, 05/25/31, Series #2002-58 PE ............................        755,566
                                                                                    -----------
                                                                                      4,458,655
                                                                                    -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                                                            MARKET
  AMOUNT                                                                               VALUE
-----------                                                                         -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.52%
$ 1,594,309    4.000%, 03/20/23, Series #2003-86 AH ............................    $ 1,587,516
     68,607    6.500%, 10/15/27, Pool #407955 ..................................         71,970
    101,106    6.500%, 08/15/28, Pool #458485 ..................................        105,951
    305,299    6.500%, 10/15/28, Pool #457825 ..................................        319,928
    449,067    4.000%, 01/20/29, Series #2003-11 QJ ............................        443,016
     88,922    7.000%, 08/15/29, Pool #506810 ..................................         94,596
    661,127    4.000%, 05/16/32, Series #2003-83 AB ............................        650,546
                                                                                    -----------
                                                                                      3,273,523
                                                                                    -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $13,524,615) .....     13,397,615
                                                                                    -----------
             CORPORATE BONDS - 35.58%
    250,000  Hydro-Quebec, 6.720%, 03/16/05 ....................................        257,629
    250,000  DaimlerChrysler NA Holdings, 7.750%, 06/15/05 .....................        261,655
    400,000  Bear Stearns & Co., 3.000%, 03/30/06 ..............................        399,783
    250,000  Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06 .............        270,984
    100,000  Union Pacific Resources Corp., 7.000%, 10/15/06 ...................        107,894
    500,000  Time Warner Cos., Inc., 8.180%, 08/15/07 ..........................        559,106
    650,000  Sears Roebuck Acceptance Corp., 6.250%, 05/01/09 ..................        697,577
    250,000  Pacific Bell, 6.625%, 11/01/09 ....................................        273,825
    400,000  MCI Reorganization of Escrow,* 0.000%, 05/15/10 ...................             --
    711,812  Countrywide Asset-Backed Certificates, 6.730%, 03/25/29 ...........        746,451
    805,014  Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30 ........        843,473
  1,000,000  Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31 .......      1,017,493
    734,173  Residential Accredit Loans, Inc., 4.250%, 05/25/33 ................        731,953
    492,698  Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33 ....        502,799
    399,652  Structured Asset Securities Corp., 4.220%, 10/25/33 ...............        400,665
  1,500,000  New Century Home Equity Loan Trust, 4.760%, 11/25/33 ..............      1,494,502
    748,857  Bear Stearns & Co. Alt-A Trust, 5.283%, 01/25/34 ..................        732,063
                                                                                    -----------
               TOTAL CORPORATE BONDS (COST $9,218,377) .........................      9,297,852
                                                                                    -----------
             CERTIFICATES OF DEPOSIT - 2.10%
    550,000  Royal Bank of Canada NY, 6.000%, 06/11/07 (a)(b) ..................        550,000
                                                                                    -----------
               TOTAL CERTIFICATES OF DEPOSIT (COST $550,000) ...................        550,000
                                                                                    -----------
               TOTAL FIXED INCOME SECURITIES (COST $25,310,906) ................     25,296,991
                                                                                    ===========
  SHARES
-----------
             SHORT TERM INVESTMENTS - 2.20%
    575,777  PNC Bank Money Market Fiduciary, 0.73% ............................        575,777
                                                                                    -----------
               TOTAL SHORT TERM INVESTMENTS (COST $575,777) ....................        575,777
                                                                                    -----------
               TOTAL INVESTMENTS (COST $25,886,683**) - 98.99% .................     25,872,768

               OTHER ASSETS LESS OTHER LIABILITIES - 1.01% .....................        262,919
                                                                                    -----------
               NET ASSETS - 100.00% ............................................    $26,135,687
                                                                                    ===========
------------------------
   (a)   Security is fair valued in accordance with the procedures established by the Board of Trustees.

   (b)   Variable rate security.

     * Non-income producing security - issuer has emerged from bankruptcy through reorganization effective 04/20/04.

    ** Cost for Federal income tax purpose is $25,886,683 and net unrealized depreciation consists of:

               Gross unrealized appreciation ...................................    $   314,518
               Gross unrealized depreciation ...................................       (328,433)
                                                                                    -----------
                  Net unrealized depreciation ..................................    $   (13,915)
                                                                                    ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                           MARKET
   AMOUNT                                                                              VALUE
-----------                                                                         -----------
               CONVERTIBLE BONDS - 69.37%
               CONSUMER DISCRETIONARY - 12.43%
$   155,000    Brinker International, Inc. 144A, 0.000%, 10/10/21 ..............    $   102,106
     70,000    Caesars Entertainment, Inc. 144A, 1.110%, 04/15/24 ..............         72,100
    185,000    Carnival Corporation, 2.000%, 04/15/21 ..........................        240,269
    365,000    CBRL Group, Inc., 0.000%, 04/03/32 ..............................        164,706
     55,000    Fleetwood Enterprises, Inc. 144A, 5.000%, 12/15/23 ..............         83,050
     15,000    Gap, Inc., 5.750%, 03/15/09 .....................................         23,325
     55,000    Gap, Inc. 144A, 5.750%, 03/15/09 ................................         85,525
     40,000    Goodyear Tire & Rubber Company 144A, 4.000%, 06/15/34 (a) .......         40,450
    115,000    Hasbro, Inc., 2.750%, 12/01/21 ..................................        124,775
     55,000    Hilton Hotels Corporation, 3.375%, 04/15/23 .....................         59,331
     90,000    K2 Corporation 144A, 5.000%, 06/15/10 ...........................        128,925
     30,000    Kerzner International Limited 144A, 2.375%, 04/15/24 ............         30,525
    250,000    Lowe's Companies, Inc., 0.861%, 10/19/21 ........................        248,750
    200,000    TJX Companies, Inc., 0.000%, 02/13/21 ...........................        171,000
    130,000    Walt Disney Company, 2.125%, 04/15/23 ...........................        139,425
                                                                                    -----------
                                                                                      1,714,262
                                                                                    -----------
               ENERGY - 0.96%
     90,000    McMoRan Exploration Company 144A, 6.000%, 07/02/08 ..............        122,175
     10,000    Willbros Group, Inc. 144A, 2.750%, 03/15/24 .....................         10,525
                                                                                    -----------
                                                                                        132,700
                                                                                    -----------
               FINANCIAL - 1.12%
     60,000    Avatar Holdings, Inc. 144A, 4.500%, 04/01/24 ....................         64,125
     65,000    LNR Property Corporation, 5.500%, 03/01/23 ......................         90,837
                                                                                    -----------
                                                                                        154,962
                                                                                    -----------
               HEALTHCARE - 17.45%
    375,000    Amgen, Inc., 0.000%, 03/01/32 ...................................        275,625
    105,000    Celgene Corporation, 1.750%, 06/01/08 ...........................        142,275
     50,000    Celgene Corporation 144A, 1.750%, 06/01/08 ......................         67,750
    105,000    Cephalon, Inc. Class B, 0.000%, 06/15/33 ........................        112,875
    110,000    Chiron Corporation 144A, 2.750%, 06/30/34 .......................        112,887
     95,000    Connetics Corporation 144A, 2.250%, 05/30/08 ....................        106,637
     50,000    CV Therapeutics, Inc. 144A, 2.750%, 05/16/12 ....................         57,875
    220,000    Fisher Scientific International, Inc. 144A, 3.250%, 03/01/24 ....        228,250
    105,000    Genzyme Corporation 144A, 1.250%, 12/01/23 ......................        102,769
     90,000    Gilead Sciences, Inc. 144A, 2.000%, 12/15/07 ....................        133,987
    125,000    ImClone Systems, Inc. 144A, 1.375%, 05/15/24 ....................        144,375
     95,000    Ivax Corporation 144A, 1.500%, 03/01/24 .........................         97,138
     30,000    LabOne, Inc. 144A, 3.500%, 06/15/34 .............................         31,950
    145,000    Medarex, Inc. 144A, 2.250%, 05/15/11 ............................        119,263
    135,000    Mentor Corporation 144A, 2.750%, 01/01/24 .......................        173,981
     75,000    Protein Design Labs, Inc. 144A, 2.750%, 08/16/23 ................         88,406
     25,000    PSS World Medical, Inc. 144A, 2.250%, 03/15/24 ..................         24,406
    155,000    Teva Pharmaceutical Industries Ltd. Class A, 0.500%, 02/01/24 ...        160,038

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                           MARKET
   AMOUNT                                                                              VALUE
-----------                                                                         -----------
               HEALTHCARE (CONTINUED)
$   110,000    Teva Pharmaceutical Industries Ltd. Class B, 0.250%, 02/01/24 ...    $   116,875
     75,000    Valeant Pharmaceuticals International 144A, 3.000%, 08/16/10 ....         71,438
     40,000    Valeant Pharmaceuticals International 144A, 4.000%, 11/15/13 ....         37,700
                                                                                    -----------
                                                                                      2,406,500
                                                                                    -----------
               INDUSTRIALS - 7.76%
     70,000    AAR Corporation 144A, 2.875%, 02/01/24 ..........................         61,687
    130,000    Actuant Corporation 144A, 2.000%, 11/15/23 ......................        150,150
    135,000    Fairmont Hotels & Resorts, Inc. 144A, 3.750%, 12/01/23 ..........        136,687
    150,000    Lehman Brothers Holdings, 0.125%, 10/09/08 ......................        163,230
    115,000    Leucadia National Corporation 144A, 3.750%, 04/15/14 ............        113,563
    145,000    Tyco International Group SA 144A, 2.750%, 01/15/18 ..............        217,863
    140,000    Tyco International Group SA 144A, 3.125%, 01/15/23 ..............        226,625
                                                                                    -----------
                                                                                      1,069,805
                                                                                    -----------
               MATERIALS - 1.50%
     30,000    Coeur d'Alene Mines Corporation, 1.250%, 01/15/24 ...............         24,825
    110,000    Placer Dome, Inc. 144A, 2.750%, 10/15/23 ........................        124,300
     80,000    Trizec Hahn Corporation, 3.000%, 01/29/21 .......................         57,900
                                                                                    -----------
                                                                                        207,025
                                                                                    -----------
               MEDIA / BROADCASTING - 7.02%
    150,000    Bowne & Co., Inc. 144A, 5.000%, 10/01/33 ........................        169,687
    105,000    Citadel Broadcasting Company 144A, 1.875%, 02/15/11 .............         91,088
    100,000    Lamar Advertising Company, 2.875%, 12/31/10 .....................        107,375
    115,000    Liberty Media Corporation, 0.750%, 03/30/23 .....................        131,244
    150,000    Liberty Media Corporation, 3.500%, 01/15/31 .....................        135,375
    285,000    Liberty Media Corporation, 3.250%, 03/15/31 .....................        255,075
     85,000    Sinclair Broadcast Group, Inc. 144A, 4.875%, 07/15/18 ...........         78,625
                                                                                    -----------
                                                                                        968,469
                                                                                    -----------
               TECHNOLOGY & COMPUTER - 18.18%
    115,000    Acxiom Corporation 144A, 3.750%, 02/15/09 .......................        160,569
     40,000    Advanced Micro Devices, Inc., 4.500%, 12/01/07 ..................         91,550
    140,000    Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10 ...............        199,150
     75,000    ASML Holding NV, 5.750%, 10/15/06 ...............................         87,563
    195,000    Comverse Technology, Inc. 144A, 0.000%, 05/15/23 ................        241,800
    115,000    Digital River, Inc. 144A, 1.250%, 01/01/24 ......................        116,869
    225,000    Fair Issac Corporation 144A, 1.500%, 08/15/23 ...................        227,531
    140,000    Flextronics International Ltd. 144A, 1.000%, 08/01/10 ...........        173,600
     75,000    Lucent Technologies, Inc., 2.750%, 06/15/23 .....................        104,156
     25,000    Mercury Computer Systems, Inc. 144A, 2.000%, 05/01/24 ...........         26,531
     75,000    MSC Software Corporation 144A, 2.500%, 05/05/08 .................         93,281
     50,000    Novell, Inc. 144A, 0.500%, 07/15/24 (a) .........................         50,250
    135,000    Openwave Systems, Inc., 2.750%, 09/09/08 ........................        137,531
     15,000    Powerwave Technologies, Inc., 1.250%, 07/15/08 ..................         15,056
    155,000    Quantum Corporation 144A, 4.375%, 08/01/10 ......................        161,588
     55,000    Red Hat, Inc. 144A, 0.500%, 01/15/24 ............................         62,356
     85,000    Serena Software, Inc. 144A, 1.500%, 12/15/23 ....................         91,375

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                           MARKET
   AMOUNT                                                                              VALUE
-----------                                                                         -----------
               TECHNOLOGY & COMPUTER (CONTINUED)
$   125,000    Skyworks Solutions, Inc., 4.750%, 11/15/07 ......................    $   149,375
     75,000    STMicroelectronics NV 144A, 0.000%, 07/05/13 (a) ................         73,102
    140,000    Vishay Intertechnology, Inc. 144A, 3.625%, 08/01/23 .............        170,625
     40,000    Yahoo!, Inc., 0.000%, 04/01/08 ..................................         74,150
                                                                                    -----------
                                                                                      2,508,008
                                                                                    -----------
               TELECOMMUNICATIONS - 1.03%
     50,000    NII Holdings, Inc. 144A, 3.500%, 09/15/33 .......................         73,688
     70,000    NII Holdings, Inc. 144A, 2.875%, 02/01/34 .......................         68,950
                                                                                    -----------
                                                                                        142,638
                                                                                    -----------
               TRANSPORTATION - 1.92%
    100,000    Delta Air Lines, Inc., 8.000%, 06/03/23 .........................         56,625
     70,000    Northwest Airlines Corporation 144A, 6.625%, 05/15/23 ...........         68,250
     95,000    Yellow Roadway Corporation 144A, 5.000%, 08/08/23 ...............        128,606
     10,000    Yellow Roadway Corporation 144A, 3.375%, 11/25/23 ...............         11,663
                                                                                    -----------
                                                                                        265,144
                                                                                    -----------
               TOTAL CONVERTIBLE BONDS (COST $8,817,871) .......................      9,569,513
                                                                                    -----------

  SHARES
-----------
               CONVERTIBLE PREFERRED STOCKS - 19.29%
               CONSUMER DISCRETIONARY - 3.58%
      2,225    Albertson's, Inc., 7.250% .......................................         61,610
      1,590    Ford Motor Company Cap Trust II, 6.500% .........................         87,069
      2,275    General Motors Corporation Class A, 4.500% ......................         58,149
      4,675    General Motors Corporation Class B, 5.250% ......................        115,519
      5,900    General Motors Corporation Class C, 6.250% ......................        171,336
                                                                                    -----------
                                                                                        493,683
                                                                                    -----------
               CONSUMER STAPLES - 1.28%
      5,375    Constellation Brands, Inc. Class A, 5.750% ......................        176,999
                                                                                    -----------
               FINANCIAL - 5.95%
      5,325    Citigroup Global Markets, 2.000% ................................        206,844
      1,615    Gabelli Asset Management, Inc., 6.950% ..........................         41,182
      3,050    Sovereign Bancorp, Inc., 4.375% .................................        144,113
        600    State Street Corporation, 6.750% ................................        137,550
      6,500    Travelers Property Casualty Corporation, 4.500% .................        154,700
      2,550    Washington Mutual Capital Trust I, 5.375% .......................        136,094
                                                                                    -----------
                                                                                        820,483
                                                                                    -----------
               MATERIALS - 1.07%
      2,500    Temple-Inland, Inc., 7.500% .....................................        147,050
                                                                                    -----------
               MEDIA / BROADCASTING - 2.63%
      1,175    Interpublic Group of Companies, Inc. Class A, 5.375% ............         59,960
      7,000    Sinclair Broadcast Group, Inc. Class D, 6.000% ..................        302,750
                                                                                    -----------
                                                                                        362,710
                                                                                    -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                      MARKET
   SHARES                                                                              VALUE
-----------                                                                         -----------
               TECHNOLOGY & COMPUTER - 2.61%
      1,075    General Cable Corporation, 5.750% ...............................    $    60,603
      1,050    Lucent Technologies Capital Trust I, Inc., 7.750% ...............        123,814
          2    Nortel Networks Corporation, 7.000% (a) .........................        176,000
                                                                                    -----------
                                                                                        360,417
                                                                                    -----------
               TELECOMMUNICATIONS - 0.89%
        975    Dobson Communications Corporation, 6.000% (a) ...................        103,350
         35    Nextel Communications, Inc., 0.000% .............................         19,770
                                                                                    -----------
                                                                                        123,120
                                                                                    -----------
               UTILITIES - 1.28%
      3,250    Ameren Corporation, 9.750% ......................................         86,092
      1,650    FPL Group, Inc., 8.000% .........................................         90,437
                                                                                    -----------
                                                                                        176,529
                                                                                    -----------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,510,718) .........      2,660,991
                                                                                    -----------

               COMMON STOCK - 7.97%
               CONSUMER DISCRETIONARY - 0.95%
      5,377    Foot Locker, Inc. ...............................................        130,876
                                                                                    -----------
               HEALTHCARE - 2.09%
      2,000    Genentech, Inc.* ................................................        112,400
      2,000    IVAX Corporation* ...............................................         47,980
      7,400    Ligand Pharmaceuticals, Inc. Class B* ...........................        128,612
                                                                                    -----------
                                                                                        288,992
                                                                                    -----------
               MEDIA / BROADCASTING - 1.43%
     64,000    Sirius Satellite Radio, Inc.* ...................................        197,120
                                                                                    -----------
               TECHNOLOGY & COMPUTER - 3.50%
      1,300    eBay, Inc.* .....................................................        119,535
     29,000    Powerwave Technologies, Inc.* ...................................        223,300
      3,850    Yahoo!, Inc.* ...................................................        139,871
                                                                                    -----------
                                                                                        482,706
                                                                                    -----------
                  TOTAL COMMON STOCK (COST $978,190) ...........................      1,099,694
                                                                                    -----------
               MUTUAL FUNDS - 1.60%
      5,000    Asia Tigers Fund, Inc. ..........................................         48,700
      3,028    Central Europe and Russia Fund, Inc. ............................         64,678
      3,000    Templeton Russia and East European Fund, Inc. ...................        107,400
                                                                                    -----------
                  TOTAL MUTUAL FUND (COST $223,372) ............................        220,778
                                                                                    -----------

               WARRANTS - 0.09%
               TECHNOLOGY - 0.09%
     13,081    Micron Technology, Inc. 144A*(a) ................................         11,777
                                                                                    -----------
                  TOTAL WARRANTS (COST $224,993) ...............................         11,777
                                                                                    -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                      MARKET
   SHARES                                                                              VALUE
-----------                                                                         -----------
               SHORT TERM INVESTMENTS - 2.54%
    350,232    Blackrock Provident Institutional Temp Fund, 1.19% ..............    $   350,232
                                                                                    -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $350,232) .................        350,232
                                                                                    -----------
                  TOTAL INVESTMENTS (COST $13,105,376**) - 100.86% .............     13,912,985

                  LIABILITIES LESS OTHER ASSETS - (0.86%) ......................       (118,761)
                                                                                    -----------
                  NET ASSETS - 100.00% .........................................    $13,794,224
                                                                                    ===========

------------------------------
144A  Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of
      1933, as amended.

  (a) Security is fair valued in accordance with the procedures established by the Board of Trustees.

    * Non-income producing security

   ** Cost for Federal income tax purposes is $13,181,149 and net unrealized appreciation consists of:

               Gross unrealized appreciation ...................................    $ 1,314,211
               Gross unrealized depreciation ...................................       (582,375)
                                                                                    -----------
                  Net unrealized appreciation ..................................    $   731,836
                                                                                    ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
-------------------------------------------------------------------------------

                                                                                FIRST            TOTAL         CONVERTIBLE
                                                                                MUTUAL           RETURN         SECURITIES
                                                                                 FUND          BOND FUND           FUND
                                                                             ------------     ------------     ------------
ASSETS
   Investments in securities at market value (identified cost $23,658,836
      $25,886,683 and $13,105,376 respectively) .........................    $ 26,721,895     $ 25,872,768     $ 13,912,985
   Receivables:
      Dividends and interest ............................................          15,878          161,378           66,516
      Investment securities sold ........................................              --               11          200,912
      Beneficial interest shares sold ...................................              50          150,000               --
   Other assets .........................................................             500              500            1,099
                                                                             ------------     ------------     ------------
   TOTAL ASSETS .........................................................      26,738,323       26,184,657       14,181,512
                                                                             ------------     ------------     ------------
LIABILITIES
   Payables:
   Investment securities purchased ......................................              --               --          349,309
   Beneficial interest shares redeemed ..................................         126,138            9,265               --
   Advisory fee .........................................................          16,190            4,830            2,475
   Accrued expenses .....................................................          69,822           34,875           35,504
                                                                             ------------     ------------     ------------
   TOTAL LIABILITIES ....................................................         212,150           48,970          387,288
                                                                             ------------     ------------     ------------
NET ASSETS
   (applicable to outstanding shares of 2,790,220, 2,621,498
      and 1,515,419 respectively; unlimited shares of
      $0.001 par value authorized) ......................................    $ 26,526,173     $ 26,135,687     $ 13,794,224
                                                                             ============     ============     ============
   Net asset value, offering and redemption price per share .............    $       9.51     $       9.97     $       9.10*
                                                                             ============     ============     ============
SOURCE OF NET ASSETS
   Paid-in capital ......................................................    $ 28,652,940     $ 26,377,482     $ 13,044,649
   Undistributed net investment income ..................................              --            2,648           55,124
   Accumulated net realized loss on investments .........................      (5,189,826)        (230,528)        (113,158)
   Net unrealized appreciation (depreciation) of investments ............       3,063,059          (13,915)         807,609
                                                                             ------------     ------------     ------------
   NET ASSETS ...........................................................    $ 26,526,173     $ 26,135,687     $ 13,794,224
                                                                             ============     ============     ============

------------------------
*     Offering price per Class A Share ($9.10/0.96=$9.48)

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                             FIRST            TOTAL         CONVERTIBLE
                                                                             MUTUAL           RETURN         SECURITIES
                                                                              FUND          BOND FUND           FUND
                                                                          ------------     ------------     ------------
INVESTMENT INCOME
   Dividends .........................................................    $    231,321     $         --     $    170,692
   Interest ..........................................................           2,996        1,098,460          230,675
                                                                          ------------     ------------     ------------
   TOTAL INCOME ......................................................         234,317        1,098,460          401,367
                                                                          ------------     ------------     ------------
EXPENSES
   Advisory fees (Note 4) ............................................         199,398          115,139           91,126
   Transfer agent fees ...............................................          80,356           31,062           31,886
   Administrator expense .............................................          48,141           34,052           21,414
   Distribution expense (Note 4) .....................................          22,263               --           18,225
   Trustees' fees and expenses .......................................          29,635           28,457           25,993
   Bookkeeping and pricing ...........................................          30,441           27,795           26,347
   Legal expenses ....................................................          15,864           14,641            9,361
   Registration expense ..............................................           5,611            5,209              710
   Independent accountants ...........................................          14,002           10,801           18,728
   Reports to shareholders ...........................................          20,849            9,358            3,399
   Custodian fees ....................................................           7,220            7,687           16,884
   Insurance expense .................................................           8,123            7,830            7,957
   Other .............................................................           6,385           11,533           11,876
                                                                          ------------     ------------     ------------
TOTAL EXPENSES .......................................................         488,288          303,564          283,906
   Expenses waived and reimbursed (Note 4) ...........................              --          (47,698)         (65,203)
                                                                          ------------     ------------     ------------
   NET EXPENSES ......................................................         488,288          255,866          218,703
                                                                          ------------     ------------     ------------
   NET INVESTMENT INCOME (LOSS) ......................................        (253,971)         842,594          182,664
                                                                          ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from security transactions ......................       3,262,503           44,113        1,447,955
   Capital gain distributions from regulated investment companies ....          34,383               --           10,874
   Net change in unrealized appreciation (depreciation) of investments         886,635         (956,594)           6,250
                                                                          ------------     ------------     ------------
   Net realized and unrealized gain (loss) on investments ............       4,183,521         (912,481)       1,465,079
                                                                          ------------     ------------     ------------
   Net increase (decrease) in net assets resulting from operations ...    $  3,929,550     $    (69,887)    $  1,647,743
                                                                          ============     ============     ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED JUNE 30, 2004
                                                                     -----------------------------------------------
                                                                        FIRST            TOTAL         CONVERTIBLE
                                                                        MUTUAL           RETURN         SECURITIES
                                                                         FUND          BOND FUND           FUND
                                                                     ------------     ------------     ------------
OPERATIONS
   Net investment income (loss) .................................    $   (253,971)    $    842,594     $    182,664
   Net realized gain from security transactions .................       3,262,503           44,113        1,447,955
   Capital gain distributions from regulated investment companies          34,383               --           10,874
   Net change in unrealized appreciation (depreciation)
      of investments ............................................         886,635         (956,594)           6,250
                                                                     ------------     ------------     ------------
   Net increase (decrease) in net assets resulting
      from operations ...........................................       3,929,550          (69,887)       1,647,743
                                                                     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .....................              --         (898,155)        (295,179)
   Distributions from net realized gains on investments .........              --         (234,577)              --
                                                                     ------------     ------------     ------------
      Total distributions .......................................              --       (1,132,732)        (295,179)
                                                                     ------------     ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .....................................       1,144,831       10,203,714          690,690
   Receipt from shares issued on reinvestment
      of distributions ..........................................              --        1,028,984          264,537
   Shares redeemed ..............................................      (3,266,206)      (4,895,388)      (3,585,884)
                                                                     ------------     ------------     ------------
   Net increase (decrease) in net assets resulting
      from beneficial transactions (a) ..........................      (2,121,375)       6,337,310       (2,630,657)
                                                                     ------------     ------------     ------------
      Total increase (decrease) in net assets ...................       1,808,175        5,134,691       (1,278,093)
                                                                     ------------     ------------     ------------
NET ASSETS
   Beginning of year ............................................      24,717,998       21,000,996       15,072,317
                                                                     ------------     ------------     ------------
   End of year* .................................................    $ 26,526,173     $ 26,135,687     $ 13,794,224
                                                                     ============     ============     ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold ..............................................         123,862          995,664           79,569
       Shares issued on reinvestment of distributions ...........              --          101,538           29,657
       Shares redeemed ..........................................        (353,899)        (482,409)        (405,649)
                                                                     ------------     ------------     ------------
       Net increase (decrease) ..................................        (230,037)         614,793         (296,423)
       Beginning balance ........................................       3,020,257        2,006,705        1,811,842
                                                                     ------------     ------------     ------------
       Ending balance ...........................................       2,790,220        2,621,498        1,515,419
                                                                     ============     ============     ============

--------------------------
* Includes undistributed net investment income of $0, $2,648 and $55,124, respectively.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED JUNE 30, 2003
                                                                  ----------------------------------------------
                                                                     FIRST            TOTAL         CONVERTIBLE
                                                                     MUTUAL           RETURN         SECURITIES
                                                                      FUND          BOND FUND           FUND
                                                                  ------------     ------------     ------------
OPERATIONS
   Net investment income (loss) ..............................    $   (203,489)    $    964,771     $    338,245
   Net realized gain (loss) on investments ...................      (2,566,574)          18,451         (671,942)
   Net change in unrealized appreciation (depreciation)
      of investments .........................................        (191,208)         887,613        1,052,832
                                                                  ------------     ------------     ------------
   Net increase (decrease) in net assets resulting
      from operations ........................................      (2,961,271)       1,870,835          719,135
                                                                  ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ..................              --         (970,318)        (311,188)
   Distributions from net realized gains on investments ......              --          (35,231)              --
                                                                  ------------     ------------     ------------
      Total distributions ....................................              --       (1,005,549)        (311,188)
                                                                  ------------     ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ..................................       1,005,124          798,065          363,669
   Receipt from shares issued on reinvestment of distributions              --          908,729          297,135
   Shares redeemed ...........................................      (4,836,800)      (4,627,580)      (2,833,360)
                                                                  ------------     ------------     ------------
   Net decrease in net assets resulting
      from beneficial transactions (a) .......................      (3,831,676)      (2,920,786)      (2,172,556)
                                                                  ------------     ------------     ------------
      Total decrease in net assets ...........................      (6,792,947)      (2,055,500)      (1,764,609)
                                                                  ------------     ------------     ------------
NET ASSETS
   Beginning of year .........................................      31,510,945       23,056,496       16,836,926
                                                                  ------------     ------------     ------------
   End of year* ..............................................    $ 24,717,998     $ 21,000,996     $ 15,072,317
                                                                  ============     ============     ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold ...........................................         129,865           77,806           46,902
       Shares issued on reinvestment of distributions ........              --           88,649           38,690
       Shares redeemed .......................................        (647,816)        (452,210)        (369,128)
                                                                  ------------     ------------     ------------
       Net decrease ..........................................        (517,951)        (285,755)        (283,536)
       Beginning balance .....................................       3,538,208        2,292,460        2,095,378
                                                                  ------------     ------------     ------------
       Ending balance ........................................       3,020,257        2,006,705        1,811,842
                                                                  ============     ============     ============

---------------------------
* Includes undistributed net investment income of $0, $8,215 and $167,639, respectively.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                              FIRST MUTUAL FUND
                                                          -----------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                          -----------------------------------------------------------
                                                            2004       2003(1)        2002         2001         2000
                                                          -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF YEAR ...................    $  8.18      $  8.91      $ 11.52      $ 20.05      $ 16.54
                                                          -------      -------      -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment loss ...............................      (0.09)       (0.06)       (0.07)       (0.14)       (0.22)
   Net gain (loss) on securities (both realized
      and unrealized) ................................       1.42        (0.67)       (2.29)       (6.04)        4.58
                                                          -------      -------      -------      -------      -------
   Total from investment operations ..................       1.33        (0.73)       (2.36)       (6.18)        4.36
                                                          -------      -------      -------      -------      -------
   LESS DISTRIBUTIONS
   Distributions from capital gains ..................         --           --        (0.25)       (2.35)       (0.85)
                                                          -------      -------      -------      -------      -------
   Total distributions ...............................         --           --        (0.25)       (2.35)       (0.85)
                                                          -------      -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR .........................    $  9.51      $  8.18      $  8.91      $ 11.52      $ 20.05
                                                          =======      =======      =======      =======      =======
TOTAL RETURN .........................................      16.26%       (8.19)%     (20.71)%     (31.76)%      26.50%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ................    $26,526      $24,718      $31,511      $46,537      $71,297
   Ratios of expenses to average net assets ..........       1.84%        1.98%        1.67%        1.52%        1.59%
   Ratios of net investment loss to average net assets      (0.96)%      (0.82)%      (0.67)%      (0.98)%      (1.23)%
   Portfolio turnover rate ...........................         62%          65%          76%          51%          36%

-------------------------
(1) Per share data is calculated using the average daily shares outstanding method.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                            TOTAL RETURN BOND FUND
                                                            -----------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                            -----------------------------------------------------------
                                                              2004       2003(1)        2002         2001         2000
                                                            -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF YEAR .....................    $ 10.47      $ 10.06      $ 10.13      $  9.71      $  9.96
                                                            -------      -------      -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................       0.33         0.46         0.56         0.52         0.52
   Net gain (loss) on securities (both realized
      and unrealized) ..................................      (0.40)        0.44         0.01         0.43        (0.20)
                                                            -------      -------      -------      -------      -------
   Total from investment operations ....................      (0.07)        0.90         0.57         0.95         0.32
                                                            -------      -------      -------      -------      -------
   LESS DISTRIBUTIONS
   Dividends from net investment income ................      (0.35)       (0.47)       (0.55)       (0.53)       (0.52)
   Distributions from capital gains ....................      (0.08)       (0.02)       (0.09)          --        (0.05)
                                                            -------      -------      -------      -------      -------
   Total distributions .................................      (0.43)       (0.49)       (0.64)       (0.53)       (0.57)
                                                            -------      -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........................    $  9.97      $ 10.47      $ 10.06      $ 10.13      $  9.71
                                                            =======      =======      =======      =======      =======
TOTAL RETURN ...........................................      (0.58)%       9.15%        5.78%        9.94%        3.31%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..................    $26,136      $21,001      $23,056      $27,893      $19,332
   Ratios of expenses to average net assets
      before reimbursement of expenses by Advisor ......       1.18%        1.34%        1.25%        1.10%        1.38%
      after reimbursement of expenses by Advisor .......       1.00%        1.00%        1.00%        0.99%        0.98%
   Ratios of net investment income to average net assets
      before reimbursement of expenses by Advisor ......       3.12%        4.13%        4.92%        5.23%        4.89%
      after reimbursement of expenses by Advisor .......       3.30%        4.47%        5.17%        5.34%        5.29%
   Portfolio turnover rate .............................         52%          41%          26%          57%          16%

----------------------------
(1) Per share data is calculated using the average daily shares outstanding method.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                CONVERTIBLE SECURITIES FUND
                                                                ---------------------------------------------------------------
                                                                    YEAR            YEAR            YEAR           PERIOD
                                                                    ENDED           ENDED           ENDED           ENDED
                                                                JUNE 30, 2004  JUNE 30, 2003(2) JUNE 30, 2002  JUNE 30, 2001(1)
                                                                -------------  ---------------- -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................    $   8.32        $   8.04        $   8.98        $  10.00
                                                                   --------        --------        --------        --------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ......................................        0.12            0.18            0.21            0.21
   Net gain (loss) on securities (both realized and unrealized)        0.85            0.26           (0.88)          (0.80)
                                                                   --------        --------        --------        --------
   Total from investment operations ...........................        0.97            0.44           (0.67)          (0.59)
                                                                   --------        --------        --------        --------
   LESS DISTRIBUTIONS(2)
   Dividends from net investment income .......................       (0.19)          (0.16)          (0.24)          (0.13)
   Distributions from capital gains ...........................          --              --           (0.03)          (0.30)
                                                                   --------        --------        --------        --------
   Total distributions ........................................       (0.19)          (0.16)          (0.27)          (0.43)
                                                                   --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD ................................    $   9.10        $   8.32        $   8.04        $   8.98
                                                                   ========        ========        ========        ========
TOTAL RETURN (does not reflect sales load) ....................       11.69%           5.64%          (7.53)%         (5.88)%+
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .......................    $ 13,794        $ 15,072        $ 16,837        $ 14,730
   Ratios of expenses to average net assets
      before reimbursement of expenses by Advisor .............        1.95%           1.82%           1.78%           1.95%*
      after reimbursement of expenses by Advisor ..............        1.50%           1.50%           1.50%           1.50%*
   Ratios of net investment income to average net assets
      before reimbursement of expenses by Advisor .............        0.81%           1.93%           2.44%           2.30%*
      after reimbursement of expenses by Advisor ..............        1.26%           2.25%           2.72%           2.75%*
   Portfolio turnover rate ....................................          87%             87%            101%            159%+

------------------------
(1)   The Convertible Securities Fund commenced operations on August 28, 2000.

(2) Per share data is calculated using the average daily shares outstanding method.

*     Annualized.

+     Since inception, not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. The Trust operates as a series company and presently offers three series: Trainer Wortham First Mutual Fund ("First Mutual Fund"), Trainer Wortham Total Return Bond Fund ("Total
Return Bond Fund") and Froley, Revy Convertible Securities Fund ("Convertible Securities Fund") (collectively referred to as the "Funds"). First Mutual Fund and Total Return Bond Fund offer one class of shares. The Convertible Securities Fund offers two classes of shares. Class A Shares commenced operation on August 28, 2000, and Class B Shares have not commenced operation as of June 30, 2004. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk-adjusted returns.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Funds cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price. Debt securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market values as determined in good faith under procedures established by the Board of Trustees.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to different treatments for net operating losses, post-October capital losses, and the tax accrual of income on contingent convertible debt securities. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Funds' net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share for the First Mutual Fund and the Total Return Bond Fund. For the Convertible Securities Fund, Class A shares are purchased at the offering price per share which includes a 4% front end sales charge.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its shareholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid during the year ended June 30, 2004 and the year ended June 30, 2003 were as follows:

                                       TOTAL RETURN BOND FUND
                                     YEAR ENDED      YEAR ENDED
                                   JUNE 30, 2004   JUNE 30, 2003
                                   -------------   -------------
Distributions paid from:
   Ordinary income ............      $  898,155      $1,005,549
   Long-term capital gain .....         234,577              --
                                     ----------      ----------
Total Distribution ............      $1,132,732      $1,005,549
                                     ==========      ==========

                                    CONVERTIBLE SECURITIES FUND
                                     YEAR ENDED      YEAR ENDED
                                   JUNE 30, 2004   JUNE 30, 2003
                                   -------------   -------------
Distributions paid from:
   Ordinary income ............      $  295,179      $  311,188
                                     ----------      ----------
Total Distribution ............      $  295,179      $  311,188
                                     ==========      ==========

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                FIRST             TOTAL          CONVERTIBLE
                                                               MUTUAL            RETURN          SECURITIES
                                                                FUND            BOND FUND           FUND
                                                             -----------       -----------       -----------
Undistributed ordinary income .........................      $        --       $     2,707       $   130,897
Post-October losses deferred ..........................               --          (230,587)               --
Capital loss carryforwards ............................       (5,189,826)               --          (113,158)
Unrealized appreciation/(depreciation) of investments .        3,063,059           (13,915)          731,836
                                                             -----------       -----------       -----------
   Distributable earnings .............................      $(2,126,767)      $  (241,795)      $   749,575
                                                             ===========       ===========       ===========

The primary difference between book basis and tax basis distributable earnings, if any, the tax accrual of income on contingent convertible debt securities and the treatment of short-term capital gains as ordinary income for tax purposes.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (including principal paydowns), other than short-term investments, for the year ended June 30, 2004 are as follows:

FUND                                            PURCHASES               SALES
----                                           -----------           -----------
First Mutual .......................           $15,790,018           $20,820,038
Total Return Bond ..................           $18,277,635           $12,852,325
Convertible Securities .............           $12,583,905           $15,834,245

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Trainer Wortham & Company, Inc. ("Trainer Wortham") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for two of the Trust's series pursuant to two separate investment advisory agreements (each an "Agreement"). Under the terms of each Agreement with respect to the First Mutual Fund and the Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the average daily net assets of the Fund. During the year ended June 30, 2004, the Trust accrued advisory fees on behalf of the Funds as follows:

FUND
----
First Mutual .......................              $199,398
Total Return Bond ..................              $115,139

Trainer Wortham has contractually agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the current fiscal year.

Froley, Revy Investment Company, Inc. ("Froley, Revy") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for the Convertible Securities Fund. Froley, Revy receives an annual fee accrued daily and paid monthly of 0.625% of the average daily net assets of the Convertible Securities Fund. For the year ended June 30, 2004, the Trust accrued to Froley, Revy advisory fees of $91,126. Froley, Revy has contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets.

For the year ended June 30, 2004, Trainer Wortham and Froley, Revy waived and reimbursed expenses as follows:

FUND
----
Total Return Bond ..................               $47,698
Convertible Securities .............               $65,203

The Operating Expense Agreement for each Fund provides that any fees waived and/or operating expenses reimbursed by Trainer Wortham and Froley, Revy during a fiscal year of the Fund may be recouped by an advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2004 the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $183,395 of which $62,183 can be recouped through June 30, 2005, $73,514 can be recouped through June 30, 2006 and $47,698 can be recouped through June 30, 2007. As of June 30, 2004 the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $155,249 of which $42,236 can be recouped through June 30, 2005, $47,810 can be recouped through June 30, 2006 and $65,203 can be recouped through June 30, 2007.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

In  addition,   Froley,   Revy  has  retained   Trainer   Wortham  to  serve  as
sub-investment advisor to the Convertible Securities Fund. As sub-advisor, Trainer Wortham utilizes an investment committee to provide research and analysis services to Froley, Revy with respect to the Fund's investments. The sub-investment advisory fees of Trainer Wortham are paid directly by Froley, Revy and are not paid by the Convertible Securities Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the First Mutual and Convertible Securities Funds in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to pay or reimburse, as applicable, PFPC Distributors, Inc., (the "Distributor"), the Trust's sole underwriter and distributor, for distribution and shareholder servicing expenses incurred by the Distributor. Pursuant to the Plan for the First Mutual Fund and the Convertible Securities Class A Shares, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's assets may be paid. Pursuant to the Plan for the Convertible Securities Fund Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's/Class's net assets may be paid. For the year ended June 30, 2004, First Mutual Fund and the Convertible Securities Fund Class A accrued 12b-1 fees of $22,263 and $18,225, respectively. Convertible Securities Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. Class B Shares of the Convertible Securities Fund have not yet been offered.

Certain officers and trustees of the Trust are affiliated persons of Trainer Wortham and Froley, Revy.

NOTE 5 - TAX MATTERS

The following funds have capital loss carryforwards which may be used to offset future capital gains.

                                     EXPIRING        EXPIRING
                                  JUNE 30, 2010   JUNE 30, 2011        TOTAL
                                  --------------  -------------     ----------
First Mutual Fund ............      $2,212,978      $2,976,848      $5,189,826
Convertible Securities Fund ..              --      $  113,158      $  113,158

Under  current tax law,  foreign  currency  and capital  losses  realized  after
October 31, may be deferred and treated as occurring on the first day of the following year. For the year ended June 30, 2004, the funds deferred post-October losses and utilized prior year post-October losses were as follows:

                                    DEFERRED      UTILIZED
                                    --------      --------
First Mutual Fund ............      $     --      $874,648
Total Return Bond Fund .......      $230,587      $  1,961
Convertible Securities Fund ..      $     --      $     --

For the period ended June 30, 2004, First Mutual Fund reclassified its net investment loss of $253,971 against paid-in-capital on the Statement of Assets and Liabilities. The Total Return Bond Fund increased undistributed net investment income by $49,994 and decreased accumulated net realized gain (loss) on investments by $49,994. These reclassifications are the result of a permanent difference between the financial statement and income tax reporting requirements and have no effect on the net assets of the Funds.

NOTE 6 - SUBSEQUENT EVENT

At a meeting held on July 27, 2004, subject to approval by shareholders, the Board of Trustees of the Trust (the "Board") approved new service arrangements with Reserve Management Company, Inc. ("Reserve Management"), as well as other related proposals. Reserve Management is a registered investment adviser in New York, New York, that provides investment advisory services to the investment companies in the Reserve and Hallmark family of funds.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

Specifically,  the Board approved the following: (1) Nomination of New Trustees;
(2) a New Investment Management Agreement between the Trust and Reserve Management on behalf of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund; (3) Proposal to Permit Reserve Management to enter into, terminate or materially change agreements with sub-advisers on behalf of each Fund without obtaining shareholder approval; (4) a New Sub-Investment Management Agreement between Reserve Management and Trainer Wortham & Company Inc. ("Trainer Wortham") on behalf of Trainer Wortham First Mutual Fund; (5) a New Sub-Investment Management Agreement between Reserve Management and Trainer Wortham on behalf of Trainer Wortham Total Return Bond Fund; and (6) a New Sub-Investment Management Agreement between Reserve Management and Froley, Revy Investment Company, Inc. on behalf of Froley, Revy Convertible Securities Fund.

Shareholders will be asked to vote on these proposals at a Special Meeting of Shareholders of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund to be held on September 22, 2004. A proxy statement containing information about each proposal and a notice of the Special Meeting will be mailed to shareholders on or about August 26, 2004.

If the proposals are approved by shareholders, the name of the Trust will be changed to the Hallmark Investment Series Trust and the name of the Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund will be changed to the Hallmark First Mutual Fund, Hallmark Total Return Bond Fund and Hallmark Convertible Securities Fund, respectively. In addition, various affiliates of Reserve Management will replace PFPC as the administrator, transfer agent, and distributor for each of the Funds.

The net assets and net asset value per share of each Fund will not be affected by this event.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Trainer Wortham Funds
New York, New York

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Trainer Wortham First Mutual Fund, the Trainer Wortham Total Return Bond Fund and the Froley Revy Convertible Securities Fund, each a series of shares of beneficial interest of Trainer Wortham Funds (the "Trust"), as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Trainer Wortham Funds, as of June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.


                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 23, 2004 (except for Note 6, as to which the date is July 27, 2004)

                           FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (866) 893-8637.

                                    TERM OF                                                NUMBER OF       OTHER TRUSTEESHIPS/
NAME, (AGE), ADDRESS               OFFICE AND                                            FUNDS IN FUND        DIRECTORSHIPS
AND POSITION(S)                    LENGTH OF          PRINCIPAL OCCUPATION(S)          COMPLEX OVERSEEN     HELD BY TRUSTEE/
WITH TRUST                       TIME SERVED(1)        DURING PAST FIVE YEARS              BY TRUSTEE            DIRECTOR
------------------------         --------------       -----------------------          -----------------   --------------------
DISINTERESTED TRUSTEES

Robert H. Breslin, Jr. (75)        Since 1979      Partner in the law firm of Breslin,         3             None
c/o 1230 Avenue of the Americas                    Sweeney & Earle since 1970.
New York, NY  10020

Todd L. Eisenberg (43)             Since 1999      Certified Public Accountant,                3             None
c/o 1230 Avenue of the Americas                    Tofias P.C. (an accounting and
New York, NY  10020                                consulting firm) since 1982.

Robert S. Lazar (61)               Since 1976      Retired since 1992.                         3             Director;
c/o 1230 Avenue of the Americas                                                                              Newport Federal
New York, NY  10020                                                                                          Savings Bank

Martin S. Levine (50)              Since 1994      Controller and Chief Financial              3             None
c/o 1230 Avenue of the Americas                    Officer, John P. Picone, Inc.
New York, NY  10020                                (a construction company)
                                                   since 1984.

Timothy J. O'Hara (53)             Since 1998      Publisher, Advertising Director,            3             None
c/o 1230 Avenue of the Americas                    Credit Union Journal (a national
New York, NY  10020                                weekly financial newspaper owned
                                                   by Thomson Media of NY)
                                                   since 1996.

James F. Twaddell (65)             Since 1979      Investment banker, Investors                3             Director;
c/o 1230 Avenue of the Americas                    Capital, Inc. (a securities and                           Investor's
New York, NY  10020                                investments firm) since June 1995.                        Capital, Inc.


                           FUND MANAGEMENT (UNAUDITED)
                                   (CONTINUED)

                                           TERM OF                                           NUMBER OF      OTHER TRUSTEESHIPS/
NAME, (AGE), ADDRESS                     OFFICE AND                                        FUNDS IN FUND       DIRECTORSHIPS
AND POSITION(S)                           LENGTH OF          PRINCIPAL OCCUPATION(S)     COMPLEX OVERSEEN    HELD BY TRUSTEE/
WITH TRUST                             TIME SERVED(1)        DURING PAST FIVE YEARS          BY TRUSTEE          DIRECTOR
----------------------                ----------------      ------------------------     -----------------  -------------------
INTERESTED TRUSTEES(2)

David P. Como (58)                      Since 1984      Managing Director and Portfolio          3                 None
c/o 1230 Avenue of the Americas                         Manager, Trainer Wortham &
New York, NY 10020                                      Company, Inc. (an investment
                                                        advisory firm) since 1969.

David Elias (59)                        Since 1991      President and Chief Investment           3                 None
c/o 1230 Avenue of the Americas                         Officer, Elias Asset Management
New York, NY 10020                                      (an investment management firm)
                                                        since 1978.

George A. Froley, III (66)              Since 2000      Principal and Chairman, Froley,          3                 None
10900 Wilshire Blvd., Suite 900                         Revy Investment Co., Inc.
Los Angeles, CA 90024                                   (an investment management firm)
                                                        since 1975.

OFFICER(S) WHO ARE NOT TRUSTEES(3)

H. Williamson Ghriskey (60)             Since 2004      Executive Vice President,                N/A               N/A
c/o 1230 Avene of the Americas                          Secretary and Director of Trainer
New York, NY  10020                                     Wortham & Company, Inc. since 1998.
President; Chief Executive Officer;
Chief Administrative Officer

John D. Knox (45)                       Since 1996      President (since 2003), Managing         N/A               N/A
c/o 1230 Avenue of the Americas                         Director and Fixed Income Portfolio
New York, NY 10020                                      Manager (since 1995), Trainer
Vice President                                          Wortham & Company, Inc.

                           FUND MANAGEMENT (UNAUDITED)
                                   (CONTINUED)

                                       TERM OF                                                  NUMBER OF     OTHER TRUSTEESHIPS/
NAME, (AGE), ADDRESS                 OFFICE AND                                              FUNDS IN FUND       DIRECTORSHIPS
AND POSITION(S)                       LENGTH OF          PRINCIPAL OCCUPATION(S)            COMPLEX OVERSEEN    HELD BY TRUSTEE/
WITH TRUST                          TIME SERVED(1)        DURING PAST FIVE YEARS               BY TRUSTEE           DIRECTOR
---------------------               --------------       ------------------------           ----------------  -------------------
Andrea Revy O'Connell (41)           Since 2000      President and Chief Executive                 N/A              N/A
10900 Wilshire Blvd., Suite 900                      Officer, Froley, Revy Investment Co.,
Los Angeles, CA 90024                                Inc. since 2000; Managing Director,
Vice President                                       Senior Portfolio Manager, Froley,
                                                     Revy Investment Co., since 1994.

Ann Houlihan (44)                    Since 2003      First Vice President, Chief                   N/A              N/A
10900 Wilshire Blvd., Suite 900                      Administrative Officer and
Los Angeles, CA 90024                                Compliance Officer, Froley,
Treasurer, Chief Financial Officer                   Revy Investment Co., Inc.
                                                     since 2000; Vice President,
                                                     Trust Operations Manager of
                                                     Wells Fargo Bank, 1997-2000.

Christopher J. Brancazio (38)        Since 2002      Compliance Officer, Trainer                   N/A              N/A
c/o 1230 Avenue of the Americas                      Wortham & Company, Inc.
New York, NY 10020                                   since March 2002; Compliance
Compliance Officer                                   Officer, LF Capital (an investment
                                                     management company) October 2001
                                                     to December 2001; Compliance Officer,
                                                     Friends Ivory & Sime, Inc. (an
                                                     investment management company)
                                                     October 1999 to October 2001;
                                                     Compliance Officer, AIG Global
                                                     Investment Group, July 1997 to
                                                     October 1999.

Christine Pierangeli (34)            Since 2004      Regulatory Administrator,                     N/A              N/A
c/o 760 Moore Road                                   PFPC Inc. (a financial services
King of Prussia, PA 19406                            company) since 2001; Legal Assistant,
Secretary                                            DJS Associates, (a forensic
                                                     engineering firm) 1999-2001.

(1) Each Trustee and Officer serves for an indefinite term, until his/her successor is elected.

(2) Mr. Como and Mr. Froley are interested by reason of their affiliation with an investment advisor of the Trust and/or as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with an investment advisor of the Trust.

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

                      This page is intentionally left blank

                              TRAINER WORTHAM FUNDS
                           1230 Avenue of the Americas
                               New York, NY 10020

OFFICERS

David P. Como
CHIEF INVESTMENT OFFICER

H. Williamson Ghriskey, Jr.
PRESIDENT, CHIEF EXECUTIVE OFFICER,
CHIEF ADMINISTRATIVE OFFICER

John D. Knox
VICE PRESIDENT

Andrea Revy O'Connell
VICE PRESIDENT

Christopher Brancazio
COMPLIANCE OFFICER

Ann Houlihan
TREASURER, CHIEF FINANCIAL OFFICER

Christine Pierangeli
SECRETARY

INVESTMENT ADVISORS

Trainer Wortham & Company, Inc.
1230 Avenue of the Americas
New York, NY 10020

Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024

AUDITORS

Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732

CUSTODIAN

PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153

FUND ADMINISTRATION

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406 -- DFU 8/04

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell


                              ---------------------

                              TRAINER WORTHAM FUNDS

                              ---------------------

                                   866.TWFUNDS
                                  866.893.8637

                  THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED
                                BY A PROSPECTUS.

              1230 Avenue of the Americas, New York, New York 10020
                   www.trainerwortham.com o www.froleyrevy.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Todd Eisenberg is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $62,500 ($32,500 in 2004 and $30,000 in 2003).

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.00. ($0.00 in 2004 and $0.00 in 2003).

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 ($3,000 in 2004 and $3,000 in 2003).

     Tax fees represent the preparation of Federal, State and Local income tax returns and the preparation of the Federal excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $ 0.00. ($0.00 in 2004 and $0.00 in 2003).

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The registrant has adopted a policy, as set forth in its Audit Committee Charter, governing pre-approval of audit, audit-related, tax and other services. This policy, which is intended to comply with Regulation S-X Rule 2-01(c)(7), sets forth guidelines and procedures to be followed by the registrant when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence. Potential services are classified into one of four non-restricted service categories (audit, audit-related, tax and other services). Any such service will require separate pre-approval by the registrant's audit committee.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $($0.00 in 2004 and $0.00 in 2003).

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Trainer Wortham Funds
            -----------------------------

By (Signature and Title)*  /s/  H. Williamson Ghriskey, Jr.
                          ----------------------------------------------------
                           H. Williamson Ghriskey, Jr., President,
                           Chief Executive Officer & Chief
                           Administrative Officer

Date                       August 26, 2004
        --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/  H. Williamson Ghriskey, Jr.
                          ----------------------------------------------------
                           H. Williamson Ghriskey, Jr., President,
                           Chief Executive Officer & Chief
                           Administrative Officer

Date                       August 26, 2004
        --------------------------------------------------


By (Signature and Title)*  /s/ Ann Houlihan
                          ----------------------------------------------------
                           Ann Houlihan, Treasurer & Chief Financial Officer

Date                       September 3, 2004
        --------------------------------------------------



* Print the name and title of each signing officer under his or her signature.